Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Liabilities
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Claim accrual	$4,000	$4,000
Compensation and benefits	2,076	1,832
Accrued interest	1,026	—
Professional fees	1,080	759
Development and technology	355	345
Marketing and commissions	131	—
Other liabilities	1,223	718
	$9,891	$7,654